Investment Objectives and Goals - TradersAI Large Cap Equity & Cash ETF	Dec. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TradersAI Large Cap Equity & Cash ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	TradersAI Large Cap Equity & Cash ETF (the “Fund”) seeks maximum total return.